BUSINESS AND BASIS OF OPERATIONS (Details)		1 Months Ended		12 Months Ended
	Oct. 11, 2011 $ / shares shares	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Oct. 09, 2011 $ / shares shares
Stock split description				In May 2016, we received shareholder and board approval for a name change to Vitality Biopharma, Inc., an exchange of one (1) share of the Company's common stock for each 10 shares of common stock outstanding or exercisable under any outstanding warrants or option agreements
Common stock, shares authorized | shares	525,000,000		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000		75,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued | shares	51,450,000		7,911,708	7,911,708	10,561,708	7,296,892		7,350,000
Common stock, shares outstanding | shares	51,450,000		7,911,708	7,911,708	10,561,708	7,296,892		7,350,000
Stockholders' equity (deficiency) | $			$ (518,165)	$ (518,165)	$ (513,343)	$ (1,079,300)	$ (110,376)
Proceeds from issuance of private placement | $			$ 99,970
Common Stock [Member]
Stock split description				on October 10, 2011, we effected a seven for one forward stock split of authorized, issued and outstanding common stock. As a result, our authorized capital was increased from 75,000,000 shares of common stock with a par value of $0.001 to 525,000,000 shares of common stock with a par value of $0.001, and issued and outstanding shares increased from 7,350,000 to 51,450,000.
Stock split, conversion ratio	7
Subsequent Event [Member]
Stock split, conversion ratio		10
Proceeds from issuance of private placement | $		$ 265,000